SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
The Company has adopted IFRS 8 Operating Segments, that requires operating segments to be identified on the basis of internal reports regarding components of the Company that are regularly reviewed by the Executive Committee, the chief operating decision maker, in order to allocate resources and to assess their performance.
This analysis is based on monthly information consisting of historical figures of the identified segments. The information reviewed by the main decision maker consists of the historical financial information for each month accumulated until the end of the reporting periods being analyzed, which is the reason why they differ from the inflation-adjusted figures as described in Note 2.2.
For management purposes, both financially and operative, the Company has classified its businesses' activities as follows:
i)Cement, masonry cement and lime: this segment includes profit or loss from the cement, masonry cement and lime business, from procurement of raw materials in quarries, the manufacturing process of clinker and quicklime and their subsequent grinding with certain aggregates for the production of cement, masonry cement and lime.
ii)Concrete: this segment includes profit or loss from the production and sale of ready-mix concrete. It also includes the delivery of the product at the worksite and, depending on the circumstances, the pumping of concrete up to the place of destination.
iii)Aggregates: this segment includes profit or loss from the aggregates business, from obtaining to crushing the stone.
iv)Rail Services: this segment includes profit or loss from the provision of rail transportation services.
v)Others: this segment includes profit or loss from the industrial waste treatment and recycling business for use as fuel.

	2025	2024	2023
Revenues
With external customers
Cement, masonry cement and lime	631,705,526	498,089,236	262,172,463
Concrete	70,981,926	45,911,178	28,764,519
Rail services	30,014,371	20,122,374	9,332,110
Aggregates	11,592,160	8,053,922	5,261,289
Others	9,345,969	4,621,647	1,424,761
With other segment
Cement, masonry cement and lime	22,274,527	12,800,770	7,512,183
Rail services	39,055,863	33,948,181	14,939,565
Aggregates	7,871,005	6,077,811	4,041,012
Others	1,479,168	1,250,457	357,692
Segment-to-segment eliminations	(70,680,563)	(54,077,219)	(26,850,452)
Total	753,639,952	576,798,357	306,955,142
Effect from restatement in constant currency	94,446,670	342,962,538	902,389,332
Total	848,086,622	919,760,895	1,209,344,474

	2025	2024	2023
Cost of sales
Cement, masonry cement and lime	417,422,591	292,531,446	156,232,174
Concrete	70,882,103	45,145,185	27,268,056
Rail services	66,408,761	47,920,996	22,697,501
Aggregates	21,824,059	14,910,149	7,999,859
Others	4,864,059	3,382,932	1,179,886
Segment-to-segment eliminations	(70,680,563)	(54,077,219)	(26,850,452)
Total	510,721,010	349,813,489	188,527,024
Effect from restatement in constant currency	152,358,899	323,976,261	717,429,897
Total	663,079,909	673,789,750	905,956,921

	2025	2024	2023
Selling, administrative and other gains and expenses
Cement, masonry cement and lime	64,626,312	45,884,427	22,704,721
Concrete	4,292,742	1,798,507	896,042
Rail services	3,642,556	2,404,037	1,344,324
Aggregates	225,240	160,570	95,557
Others	2,031,009	1,445,670	596,287
Total	74,817,859	51,693,211	25,636,931
Effect from restatement in constant currency	14,714,093	38,575,699	82,496,999
Total	89,531,952	90,268,910	108,133,930

	2025	2024	2023
Depreciation and amortization
Cement, masonry cement and lime	10,119,219	4,718,826	4,074,405
Concrete	396,739	215,603	137,133
Rail services	2,049,340	1,129,139	719,256
Aggregates	1,031,243	339,618	154,159
Others	29,497	6,192	6,894
Total	13,626,038	6,409,378	5,091,847
Effect from restatement in constant currency	71,901,599	75,975,003	87,125,588
Total	85,527,637	82,384,381	92,217,435

	2025	2024	2023
Revenues less cost of sales, selling and administrative expenses, and other gains and losses
Cement, masonry cement and lime	171,931,150	172,474,133	90,747,751
Concrete	(4,192,919)	(1,032,514)	600,421
Rail services	(981,083)	3,745,522	229,850
Aggregates	(2,586,134)	(938,986)	1,206,885
Others	3,930,069	1,043,502	6,280
Total	168,101,083	175,291,657	92,791,187
Effect from restatement in constant currency	(72,626,322)	(19,589,422)	102,462,436
Total	95,474,761	155,702,235	195,253,623
Reconciling items
Tax on debits and credits to bank accounts	(9,032,797)	(9,761,433)	(13,396,600)
Financial results gain (loss), net	(49,076,899)	182,341,501	(131,959,765)
Income tax	(14,544,529)	(126,188,528)	(22,165,913)
Net profit for the year	22,820,536	202,093,775	27,731,345
In relation to the segregation of profit or loss by geographic segment, the Group carries out its activities and operations in Argentina, exports are not significant.
No customer contributed 10% or more of the Group’s revenue for the years ended December 31, 2025, 2024 and 2023, respectively.